Quarterly Holdings Report
for

Fidelity® Real Estate Income Fund

April 30, 2020

REI-QTLY-0620
1.800347.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 27.6%
	Shares	Value
FINANCIALS - 5.8%
Capital Markets - 0.8%
Brookfield Asset Management, Inc. (Canada) Class A	1,032,000	$34,875,735
Mortgage Real Estate Investment Trusts - 5.0%
AGNC Investment Corp.	4,263,787	52,956,235
Anworth Mortgage Asset Corp.	332,018	571,071
Broadmark Realty Capital, Inc. (a)	1,771,200	14,506,128
Capstead Mortgage Corp.	1,229,200	6,379,548
Chimera Investment Corp.	1,056,000	8,205,120
Colony NorthStar Credit Real Estate, Inc.	2,059,250	9,904,993
Dynex Capital, Inc. (b)	2,072,262	29,654,069
Ellington Financial LLC	1,548,275	16,086,577
Ellington Residential Mortgage REIT	430,700	3,841,844
Great Ajax Corp. (a)(b)	1,663,364	14,471,267
Hunt Companies Finance Trust, Inc. (a)	516,601	1,022,870
MFA Financial, Inc.	13,519,819	23,659,683
New Residential Investment Corp.	6,490,275	39,525,775
Nexpoint Real Estate Finance, Inc.	519,700	5,955,762
Redwood Trust, Inc.	1,890,552	7,751,263
Two Harbors Investment Corp.	777,670	3,553,952
		238,046,157

TOTAL FINANCIALS		272,921,892

INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Williams Scotsman Corp. (c)	982,600	11,447,290
REAL ESTATE - 21.6%
Equity Real Estate Investment Trusts (REITs) - 21.6%
Acadia Realty Trust (SBI)	3,606,026	44,678,662
American Homes 4 Rent Class A	920,700	22,225,698
American Tower Corp.	626,600	149,130,786
Apartment Investment & Management Co. Class A	2,530,773	95,334,219
AvalonBay Communities, Inc.	125,700	20,482,815
Boardwalk (REIT) (a)	114,900	2,194,900
Colony Capital, Inc.	6,411,155	14,809,768
CoreSite Realty Corp.	54,000	6,544,260
Crown Castle International Corp.	490,810	78,249,838
Easterly Government Properties, Inc.	705,600	18,987,696
Equinix, Inc.	87,300	58,944,960
Equity Lifestyle Properties, Inc.	2,029,496	122,398,904
Equity Residential (SBI)	287,603	18,711,451
Gaming & Leisure Properties	658,800	18,604,512
Healthcare Trust of America, Inc.	958,460	23,606,870
Invitation Homes, Inc.	547,000	12,936,550
iStar Financial, Inc.	3,005,913	30,119,248
Lexington Corporate Properties Trust	3,928,274	41,050,463
Mid-America Apartment Communities, Inc.	660,106	73,879,064
Monmouth Real Estate Investment Corp. Class A	1,565,369	21,273,365
Public Storage	50,800	9,420,860
Retail Value, Inc.	258,002	3,733,289
Sabra Health Care REIT, Inc.	1,630,375	20,901,408
Safety Income and Growth, Inc. (a)	442,935	25,583,926
Senior Housing Properties Trust (SBI)	3,078,989	9,575,656
SITE Centers Corp.	1,447,138	8,769,656
Terreno Realty Corp.	119,528	6,552,525
UMH Properties, Inc.	660,523	8,580,194
Ventas, Inc.	1,234,386	39,932,387
Weyerhaeuser Co.	759,100	16,601,517
		1,023,815,447
TOTAL COMMON STOCKS
(Cost $1,419,707,476)		1,308,184,629

Preferred Stocks - 21.7%
Convertible Preferred Stocks - 1.0%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25% (b)	357,950	7,903,536
ZAIS Financial Corp. 7.00%	404,062	7,434,741
		15,338,277
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Braemar Hotels & Resorts, Inc. 5.50%	98,091	930,884
Lexington Corporate Properties Trust Series C, 6.50%	440,102	21,598,714
RLJ Lodging Trust Series A, 1.95%	31,585	692,659
Wheeler REIT, Inc. 8.75% (c)	510,973	4,721,333
		27,943,590
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (d)(e)	189,650	4,275,968
TOTAL REAL ESTATE		32,219,558

TOTAL CONVERTIBLE PREFERRED STOCKS		47,557,835

Nonconvertible Preferred Stocks - 20.7%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
DCP Midstream Partners LP:
7.95% (d)	328,262	5,672,367
Series B, 7.875% (d)	256,314	4,149,724
Enbridge, Inc.:
Series 1 5 year U.S. Treasury Index + 3.140% 5.949% (d)(e)	498,275	7,723,263
Series L 5 year U.S. Treasury Index + 3.150% 4.959% (d)(e)	111,400	1,548,460
Energy Transfer Partners LP 7.60% (d)	471,751	9,949,229
Global Partners LP 9.75% (d)	161,507	3,876,168
		32,919,211
FINANCIALS - 11.6%
Mortgage Real Estate Investment Trusts - 11.5%
AG Mortgage Investment Trust, Inc.:
8.00%	611,362	6,883,936
8.25%	38,510	470,977
Series C 8.00% (d)	638,138	7,019,518
AGNC Investment Corp.:
6.125% (d)	653,900	14,183,091
6.875% (d)	874,072	19,439,361
Series C, 7.00% (d)	646,174	15,062,316
Series E 6.50% (d)	784,970	17,638,276
Annaly Capital Management, Inc.:
6.75% (d)	122,000	2,734,020
Series D, 7.50%	599,401	14,625,384
Series F, 6.95% (d)	1,594,752	35,818,130
Series G, 6.50% (d)	1,229,790	26,870,912
Anworth Mortgage Asset Corp. Series A, 8.625%	235,600	5,134,219
Arbor Realty Trust, Inc.:
Series A, 8.25%	186,964	4,019,726
Series B, 7.75%	237,325	4,881,775
Series C, 8.50%	98,875	2,209,856
Arlington Asset Investment Corp.:
6.625%	240,823	5,370,353
8.25% (d)	147,125	2,559,975
Armour Residential REIT, Inc. Series C 7.00%	102,500	2,270,816
Capstead Mortgage Corp. Series E, 7.50%	431,233	9,607,871
Cherry Hill Mortgage Investment Corp.:
8.25% (d)	245,925	4,783,241
Series A, 8.20%	248,750	5,099,375
Chimera Investment Corp.:
8.00% (d)	878,131	15,463,887
Series A, 8.00%	202,500	3,907,238
Series B, 8.00% (d)	1,845,704	32,530,533
Series C, 7.75% (d)	2,209,123	38,781,154
Dynex Capital, Inc.:
Series B, 7.625% (b)	154,355	3,658,214
Series C 6.90% (b)(d)	332,483	7,514,116
Ellington Financial LLC 6.75% (d)	328,770	6,404,440
Exantas Capital Corp. 8.625% (d)	236,708	2,789,012
Invesco Mortgage Capital, Inc.:
7.50% (d)	1,397,689	21,748,041
Series A, 7.75%	121,967	1,985,623
Series B, 7.75% (d)	846,904	13,135,481
MFA Financial, Inc.:
6.50% (d)	898,751	13,616,078
8.00%	532,905	10,125,195
Series B, 7.50%	609,332	10,236,778
New Residential Investment Corp.:
7.125% (d)	1,064,731	19,175,805
Series A 7.50% (d)	458,450	8,848,085
Series C 6.375% (d)	985,500	17,078,715
New York Mortgage Trust, Inc.:
Series B, 7.75%	281,092	5,186,147
Series C, 7.875%	317,125	5,766,220
Series D, 8.00% (d)	317,918	5,487,710
PennyMac Mortgage Investment Trust:
8.125% (d)	414,254	8,508,777
Series B, 8.00% (d)	750,421	15,083,462
Two Harbors Investment Corp.:
7.50%	491,117	10,080,373
7.75%	117,103	2,493,123
Series A, 8.125% (d)	540,850	11,292,948
Series B, 7.625% (d)	1,162,204	22,976,773
Series C, 7.25% (d)	899,517	17,090,823
ZAIS Financial Corp. Series C 6.20%	378,550	6,228,813
		543,876,692
Real Estate Management & Development - 0.1%
Brookfield Properties Corp. Series EE, 5.10% (d)	679,025	7,507,593
TOTAL FINANCIALS		551,384,285
REAL ESTATE - 8.4%
Equity Real Estate Investment Trusts (REITs) - 8.3%
American Finance Trust, Inc. 7.50%	874,787	17,390,766
American Homes 4 Rent:
6.25%	98,905	2,458,778
Series D, 6.50%	276,875	7,016,013
Series E, 6.35%	250,075	6,399,419
Series F, 5.875%	248,009	5,857,973
Series G, 5.875%	199,750	4,704,113
Armada Hoffler Properties, Inc. 6.75%	154,250	3,115,665
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	292,820	2,286,924
Series F, 7.375%	494,500	3,194,470
Series G, 7.375%	238,068	1,449,834
Series H, 7.50%	231,565	1,505,173
Series I, 7.50%	323,909	2,105,409
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	481,325	10,396,620
Series C, 7.625%	252,994	5,148,428
Series D, 7.125%	168,100	3,416,179
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	2,352,874
Cedar Realty Trust, Inc.:
Series B, 7.25%	181,872	3,019,312
Series C, 6.50%	291,600	4,283,604
City Office REIT, Inc. Series A, 6.625%	178,475	3,702,464
Colony Capital, Inc.:
Series G, 7.50%	521,190	9,647,279
Series H, 7.125%	727,701	12,196,269
Series I, 7.15%	874,492	14,446,608
Series J, 7.15%	1,151,024	18,853,773
Digital Realty Trust, Inc.:
Series C, 6.625%	83,050	2,138,953
Series G, 5.875%	39,994	1,008,137
Farmland Partners, Inc. Series B, 6.00%	623,150	13,839,850
Gladstone Commercial Corp.:
6.625%	98,875	2,076,375
Series D, 7.00%	532,775	11,888,874
Gladstone Land Corp. Series A, 6.375%	63,275	1,602,794
Global Medical REIT, Inc. Series A, 7.50%	150,848	3,719,912
Global Net Lease, Inc.:
Series A, 7.25%	531,595	11,817,357
Series B 6.875%	294,000	6,030,616
Government Properties Income Trust 5.875%	200,225	4,567,132
Healthcare Trust, Inc. Series A 7.375%	128,500	2,755,233
Hersha Hospitality Trust:
Series C, 6.875%	49,450	541,403
Series D, 6.50%	197,750	2,021,005
Investors Real Estate Trust Series C, 6.625%	317,300	7,964,230
iStar Financial, Inc.:
Series D, 8.00%	208,220	4,703,690
Series G, 7.65%	271,473	5,904,538
Series I, 7.50%	159,569	3,350,949
Jernigan Capital, Inc. Series B, 7.00%	141,037	3,452,586
Monmouth Real Estate Investment Corp. Series C, 6.125%	342,800	8,357,155
National Storage Affiliates Trust Series A, 6.00%	91,575	2,339,741
Pebblebrook Hotel Trust:
6.30%	239,997	4,408,745
6.375%	351,372	6,500,382
Series C, 6.50%	202,046	3,693,401
Series D, 6.375%	356,375	6,493,901
Pennsylvania (REIT):
Series B, 7.375%	99,385	635,070
Series C, 7.20%	50,325	314,531
Series D, 6.875%	150,100	933,622
Plymouth Industrial REIT, Inc. Series A, 7.50%	171,625	4,290,625
Prologis, Inc. Series Q, 8.54%	93,396	7,098,096
PS Business Parks, Inc. Series Z 4.875%	52,000	1,253,720
QTS Realty Trust, Inc. Series A, 7.125%	29,675	769,770
Rexford Industrial Realty, Inc.:
Series A, 5.875%	133,500	3,302,790
Series B, 5.875%	78,600	1,950,066
Series C 5.625%	68,225	1,661,279
Saul Centers, Inc.:
Series D, 6.125%	82,775	1,572,725
Series E 6.00%	76,841	1,464,589
Senior Housing Properties Trust 5.625%	3,750	68,363
Seritage Growth Properties Series A, 7.00%	91,986	1,824,082
SITE Centers Corp. Series K, 6.25%	226,338	4,501,863
Sotherly Hotels, Inc.:
Series B, 8.00%	67,250	439,815
Series C, 7.875%	107,000	670,676
Spirit Realty Capital, Inc. Series A, 6.00%	94,125	2,211,938
Stag Industrial, Inc. Series C, 6.875%	82,075	2,133,950
Summit Hotel Properties, Inc.:
Series D, 6.45%	207,650	3,478,138
Series E, 6.25%	278,490	4,603,440
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	41,525	950,923
Series F, 6.45%	83,050	1,932,158
Taubman Centers, Inc. Series K, 6.25%	155,572	3,469,256
UMH Properties, Inc.:
Series B, 8.00%	316,029	7,923,195
Series C, 6.75%	430,965	10,132,504
Series D, 6.375%	513,725	12,005,753
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	281,325	5,905,012
Series K 5.875%	69,225	1,403,883
VEREIT, Inc. Series F, 6.70%	1,395,263	34,072,322
Washington Prime Group, Inc.:
Series H, 7.50%	181,934	1,615,774
Series I, 6.875%	284,728	2,452,078
		393,166,912
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP:
5.75% (c)	43,000	857,850
6.50%	34,125	731,981
Landmark Infrastructure Partners LP Series B, 7.90%	116,375	2,587,016
		4,176,847
TOTAL REAL ESTATE		397,343,759
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP Series 5, 5.35% (d)	182,825	2,889,579

TOTAL NONCONVERTIBLE PREFERRED STOCKS		984,536,834

TOTAL PREFERRED STOCKS
(Cost $1,330,069,523)		1,032,094,669
	Principal Amount	Value

Corporate Bonds - 19.7%
Convertible Bonds - 5.1%
FINANCIALS - 5.1%
Diversified Financial Services - 0.4%
RWT Holdings, Inc. 5.75% 10/1/25 (f)	30,970,000	20,635,311
Mortgage Real Estate Investment Trusts - 4.7%
Arbor Realty Trust, Inc. 4.75% 11/1/22 (f)	15,326,000	12,873,840
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	3,856,000	3,354,720
Chimera Investment Corp. 7% 4/1/23	3,400,000	4,050,250
Colony Financial, Inc.:
3.875% 1/15/21	11,804,000	11,052,155
5% 4/15/23	25,791,000	19,988,025
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (f)	6,694,000	3,347,000
6.375% 10/1/23	10,099,000	5,143,980
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	15,629,000	13,528,853
MFA Financial, Inc. 6.25% 6/15/24	25,352,000	17,477,035
New York Mortgage Trust, Inc. 6.25% 1/15/22	2,472,000	1,878,720
PennyMac Corp. 5.5% 11/1/24 (f)	30,434,000	23,320,053
Redwood Trust, Inc.:
4.75% 8/15/23	13,195,000	9,154,031
5.625% 7/15/24	47,936,000	33,315,697
Starwood Property Trust, Inc. 4.375% 4/1/23	10,956,000	9,476,940
Two Harbors Investment Corp. 6.25% 1/15/22	19,951,000	19,364,939
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	63,526,000	34,544,919
		221,871,157
TOTAL FINANCIALS		242,506,468
Nonconvertible Bonds - 14.6%
CONSUMER DISCRETIONARY - 4.2%
Hotels, Restaurants & Leisure - 0.2%
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	3,955,000	3,747,363
Times Square Hotel Trust 8.528% 8/1/26 (f)	5,370,227	5,762,919
		9,510,282
Household Durables - 3.9%
Adams Homes, Inc. 7.5% 2/15/25 (f)	9,530,000	8,672,300
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (f)	9,925,000	8,088,875
6.75% 8/1/25 (f)	26,458,000	22,357,010
9.875% 4/1/27 (f)	21,220,000	20,371,200
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	9,216,000	7,096,320
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (f)	1,590,000	1,305,708
6.25% 9/15/27 (f)	8,533,000	7,807,695
Century Communities, Inc.:
5.875% 7/15/25	5,982,000	5,533,350
6.75% 6/1/27	11,230,000	9,657,800
KB Home 4.8% 11/15/29	6,838,000	6,393,530
LGI Homes, Inc. 6.875% 7/15/26 (f)	24,116,000	22,458,025
M/I Homes, Inc. 5.625% 8/1/25	10,842,000	9,982,229
Mason Finance Sub, Inc. 6.875% 8/15/23 (f)	11,866,000	11,836,335
Meritage Homes Corp.:
5.125% 6/6/27	2,181,000	2,082,855
6% 6/1/25	1,955,000	1,994,100
7% 4/1/22	1,396,000	1,423,920
New Home Co. LLC 7.25% 4/1/22	16,142,000	14,043,540
TRI Pointe Homes, Inc.:
5.25% 6/1/27	13,058,000	11,817,490
5.875% 6/15/24	12,175,000	11,810,968
		184,733,250
Multiline Retail - 0.1%
Nordstrom, Inc. 8.75% 5/15/25 (f)	3,725,000	3,997,040
TOTAL CONSUMER DISCRETIONARY		198,240,572
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC:
6.75% 2/7/25 (f)	7,750,000	7,052,500
8.5% 10/30/25 (f)	6,160,000	6,006,000
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	3,955,000	3,440,850
7% 8/1/27	3,955,000	3,182,984
		19,682,334
FINANCIALS - 0.7%
Diversified Financial Services - 0.6%
Five Point Operation Co. LP 7.875% 11/15/25 (f)	22,013,000	21,297,578
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	6,225,000	5,913,812
6.25% 5/15/26	2,944,000	2,892,833
		30,104,223
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25	4,188,000	3,538,860
TOTAL FINANCIALS		33,643,083
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Sabra Health Care LP 5.125% 8/15/26	20,264,000	19,626,527
Sabra Health Care LP/Sabra Capital Corp.:
3.9% 10/15/29	989,000	887,625
4.8% 6/1/24	7,475,000	7,222,062
		27,736,214
INDUSTRIALS - 0.3%
Building Products - 0.3%
Shea Homes Ltd. Partnership/Corp.:
4.75% 2/15/28 (f)	4,305,000	3,718,444
6.125% 4/1/25 (f)	10,051,000	9,498,195
		13,216,639
REAL ESTATE - 8.4%
Equity Real Estate Investment Trusts (REITs) - 4.3%
CBL & Associates LP:
4.6% 10/15/24	26,459,000	7,077,783
5.25% 12/1/23	11,371,000	3,013,315
5.95% 12/15/26	10,317,000	2,734,005
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	6,992,000	6,983,260
ESH Hospitality, Inc. 5.25% 5/1/25 (f)	5,154,000	4,844,760
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	4,500,000	4,376,700
Hospitality Properties Trust:
4.65% 3/15/24	3,500,000	2,975,612
5% 8/15/22	3,141,000	2,835,475
iStar Financial, Inc.:
4.25% 8/1/25	14,925,000	11,790,750
4.75% 10/1/24	25,920,000	21,643,200
5.25% 9/15/22	13,900,000	12,579,500
Lexington Corporate Properties Trust 4.4% 6/15/24	2,156,000	2,119,291
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,434,000	2,337,250
4.75% 1/15/28	4,567,000	4,473,858
4.95% 4/1/24	2,866,000	2,922,626
Select Income REIT:
4.15% 2/1/22	11,045,000	10,913,370
4.25% 5/15/24	4,974,000	4,681,940
4.5% 2/1/25	21,056,000	19,966,744
Senior Housing Properties Trust:
4.75% 5/1/24	44,393,000	36,763,161
4.75% 2/15/28	9,933,000	8,508,107
6.75% 12/15/21	7,910,000	7,553,136
SITE Centers Corp. 3.625% 2/1/25	3,285,000	3,224,585
Uniti Group, Inc. 7.875% 2/15/25 (f)	5,000,000	4,812,500
VEREIT Operating Partnership LP 4.875% 6/1/26	14,869,000	14,931,619
		204,062,547
Real Estate Management & Development - 4.1%
Forestar Group, Inc.:
5% 3/1/28 (f)	12,000,000	10,470,000
8% 4/15/24 (f)	25,132,000	24,629,360
Greystar Real Estate Partners 5.75% 12/1/25 (f)	13,480,000	12,401,600
Howard Hughes Corp. 5.375% 3/15/25 (f)	34,007,000	32,964,345
Kennedy-Wilson, Inc. 5.875% 4/1/24	48,939,000	46,807,707
Mack-Cali Realty LP:
3.15% 5/15/23	10,000	8,210
4.5% 4/18/22	517,000	438,205
Mattamy Group Corp.:
4.625% 3/1/30 (f)	15,140,000	13,578,158
5.25% 12/15/27 (f)	13,411,000	12,572,813
Mid-America Apartments LP 4.3% 10/15/23	2,178,000	2,265,151
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (f)	5,434,000	5,107,960
5.75% 1/15/28 (f)	989,000	895,045
5.875% 1/31/25 (f)	10,022,000	9,420,680
5.875% 6/15/27 (f)	1,798,000	1,654,160
6% 9/1/23 (f)	3,922,000	3,789,633
6.625% 7/15/27 (f)	8,573,000	7,736,704
Washington Prime Group LP 6.45% 8/15/24	23,181,000	12,894,431
		197,634,162
TOTAL REAL ESTATE		401,696,709

TOTAL NONCONVERTIBLE BONDS		694,215,551

TOTAL CORPORATE BONDS
(Cost $1,118,071,611)		936,722,019

Asset-Backed Securities - 2.5%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (f)	3,000,000	2,956,662
Series 2014-SFR3 Class E, 6.418% 12/17/36 (f)	8,924,000	8,195,903
Series 2015-SFR1 Class F, 5.885% 4/17/52 (f)	2,000,000	1,921,815
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (f)	8,259,000	8,096,874
Class XS, 0% 10/17/52 (d)(f)(g)(h)	4,660,910	47
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (d)(e)(f)(h)	2,250,000	225
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	404,049	358,568
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	320,212	320,317
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.764% 2/22/36 (d)(e)(f)	2,142,000	1,671,721
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (d)	626,503	616,929
Series 1997-3 Class M1, 7.53% 3/15/28	4,388,233	4,318,311
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (f)	2,985,301	2,375,886
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 4.2898% 7/17/34 (d)(e)(f)	6,318,500	5,891,982
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 3.1008% 7/17/37 (d)(e)(f)	3,896,000	2,958,261
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 3.064% 6/17/37 (d)(e)(f)	1,394,074	1,205,767
Kref Ltd. Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 3.3008% 6/15/36 (d)(e)(f)	2,560,000	2,150,369
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	657,900	493,455
Merit Securities Corp. Series 13 Class M1, 7.7764% 12/28/33 (d)	1,374,392	1,394,742
Progress Residential Trust:
Series 2017-SFR1 Class F, 5.35% 8/17/34 (f)	3,073,000	2,857,639
Series 2017-SFR2 Class F, 4.836% 12/17/34 (f)	2,568,000	2,326,774
Series 2018-SFR2 Class F, 4.953% 8/17/35 (f)	5,083,000	4,554,206
Series 2018-SFR3 Class F, 5.368% 10/17/35 (f)	3,412,000	3,123,605
Series 2019-SFR1 Class F, 5.061% 8/17/35 (f)	3,000,000	2,658,232
Series 2019-SFR2 Class F, 4.837% 5/17/36 (f)	3,902,000	3,540,104
Series 2020-SFR1 Class H, 5.268% 4/17/37 (f)	3,633,000	2,692,016
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 3.414% 1/17/35 (d)(e)(f)	5,906,000	5,559,003
Class F, 1 month U.S. LIBOR + 3.400% 4.214% 1/17/35 (d)(e)(f)	12,529,000	11,707,626
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.5405% 2/5/36 (d)(e)(f)(h)	4,763,129	357
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (f)	7,544,000	7,273,156
Series 2017-SFR1 Class F, 5.151% 9/17/34 (f)	8,442,000	7,813,095
Series 2017-SFR2 Class F, 5.104% 1/17/36 (f)	3,785,000	3,452,461
Series 2018-SFR1 Class F, 4.96% 5/17/37 (f)	8,282,000	7,450,774
VB-S1 Issuer LLC:
Series 2016-1A Class F, 6.901% 6/15/46 (f)	7,710,000	7,762,403
Series 2018-1A Class F, 5.25% 2/15/48 (f)	1,354,000	1,303,386
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 3.646% 11/21/40 (d)(e)(f)	193,950	178,434
TOTAL ASSET-BACKED SECURITIES
(Cost $133,090,436)		119,181,105

Collateralized Mortgage Obligations - 0.0%
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.0312% 2/25/42 (d)(f)	38,309	10,658
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 4.0045% 6/25/43 (d)(f)	66,339	24,460
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $82,494)		35,118

Commercial Mortgage Securities - 14.0%
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2019-AHT Class C, 1 month U.S. LIBOR + 2.000% 2.814% 3/15/34 (d)(e)(f)	7,168,000	6,140,813
BANK:
Series 2017-BNK8 Class E, 2.8% 11/15/50 (f)	11,374,393	5,116,859
Series 2018-BN12 Class D, 3% 5/15/61 (f)	1,682,000	945,333
Series 2019-BN21 Class F, 2.6818% 10/17/52 (f)	12,047,000	4,637,034
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP:
Class E, 4.4272% 9/10/28 (d)(f)	8,413,000	8,217,956
Class F, 4.4272% 9/10/28 (d)(f)	4,074,000	3,972,523
Series 2019-C5 Class F, 2.7298% 11/15/52 (d)(f)	4,000,000	1,581,978
Benchmark Mortgage Trust sequential payer Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(f)	3,427,000	2,787,768
Class 225E, 3.4041% 12/15/62 (d)(f)	5,141,000	4,002,107
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 3.214% 6/15/35 (d)(e)(f)	1,500,000	1,123,769
BX Commercial Mortgage Trust floater:
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.814% 11/25/32 (d)(e)(f)	6,426,000	5,398,156
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 3.314% 12/15/36 (d)(e)(f)	6,013,000	5,390,547
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.864% 11/15/35 (d)(e)(f)	3,281,600	2,952,836
Class H, 1 month U.S. LIBOR + 3.000% 3.814% 11/15/35 (d)(e)(f)	6,206,900	5,450,377
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 4.414% 4/15/34 (d)(e)(f)	5,181,000	3,684,416
Series 2019-XL Class G, 1 month U.S. LIBOR + 2.300% 3.114% 10/15/36 (d)(e)(f)	2,460,156	2,264,624
Series 2019-OC11 Class E, 4.0755% 12/9/41 (d)(f)	19,085,000	15,834,092
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(f)	4,099,000	3,391,457
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 4.064% 12/15/37 (d)(e)(f)	7,428,000	6,798,317
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (f)	3,353,000	2,082,801
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 4.064% 7/15/30 (d)(e)(f)	6,131,000	5,464,425
Class E, 1 month U.S. LIBOR + 3.870% 4.6855% 7/15/30 (d)(e)(f)	6,666,000	5,527,028
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 3.4222% 6/15/34 (d)(e)(f)	1,493,555	996,204
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.3873% 9/10/46 (d)(f)	5,254,000	4,272,966
Series 2016-C3 Class D, 3% 11/15/49 (f)	7,010,000	3,518,260
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.864% 9/15/33 (d)(e)(f)	4,265,000	3,117,948
Class G, 1 month U.S. LIBOR + 5.050% 5.8703% 9/15/33 (d)(e)(f)	4,265,000	3,054,981
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)	4,741,000	2,453,424
Series 2012-CR1:
Class D, 5.4971% 5/15/45 (d)(f)	5,550,000	3,340,197
Class G, 2.462% 5/15/45 (f)	6,346,000	2,053,807
Series 2012-LC4 Class C, 5.721% 12/10/44 (d)	1,978,000	1,838,743
Series 2013-CR10 Class D, 4.9485% 8/10/46 (d)(f)	4,544,000	3,932,317
Series 2013-CR12 Class D, 5.2403% 10/10/46 (d)(f)	4,500,000	3,030,341
Series 2013-LC6 Class D, 4.4627% 1/10/46 (d)(f)	8,301,000	4,962,931
Series 2014-CR17 Class E, 5.0091% 5/10/47 (d)(f)	3,098,000	2,187,044
Series 2014-UBS2 Class D, 5.1694% 3/10/47 (d)(f)	3,713,000	2,834,516
Series 2017-CD4 Class D, 3.3% 5/10/50 (f)	2,769,000	1,616,899
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (f)	2,769,000	1,634,664
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.9919% 8/15/45 (d)(f)	4,500,000	3,447,846
Class E, 4.9919% 8/15/45 (d)(f)	8,000,000	5,067,274
Class F, 4.25% 8/15/45 (f)	2,000,000	1,113,850
Credit Suisse Mortgage Trust floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 3.464% 5/15/36 (d)(e)(f)	9,767,000	8,978,879
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 4.414% 1/15/34 (d)(e)(f)	7,788,000	6,757,743
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (f)	4,297,000	2,799,242
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (d)(f)	7,129,000	5,946,162
Series 2017-CX9 Class D, 4.2904% 9/15/50 (d)(f)	2,539,000	1,421,975
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (d)(f)	10,732,000	9,126,271
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8779% 11/10/46 (d)(f)	13,874,000	13,085,774
Class G, 4.652% 11/10/46 (f)	12,222,000	10,947,294
Series 2011-LC3A Class D, 5.5124% 8/10/44 (d)(f)	3,945,000	3,649,635
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6605% 12/25/43 (d)(g)	12,069,096	106,535
Series K012 Class X3, 2.3257% 1/25/41 (d)(g)	20,492,732	191,787
Series K013 Class X3, 2.9094% 1/25/43 (d)(g)	14,199,000	173,810
Series KAIV Class X2, 3.6147% 6/25/41 (d)(g)	7,430,000	220,311
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.6228% 11/21/35 (d)(e)(f)	2,500,000	1,881,120
GS Mortgage Securities Corp. Trust floater Series 2019-SOHO Class F, 1 month U.S. LIBOR + 2.200% 3.014% 6/15/36 (d)(e)(f)	2,000,000	1,559,700
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 3.414% 7/15/35 (d)(e)(f)	3,808,000	2,782,981
Series 2010-C2 Class D, 5.3518% 12/10/43 (d)(f)	3,000,000	2,876,222
Series 2011-GC5:
Class C, 5.5555% 8/10/44 (d)(f)	8,899,000	7,608,536
Class D, 5.5555% 8/10/44 (d)(f)	2,733,635	1,934,500
Class E, 5.5555% 8/10/44 (d)(f)	8,138,000	5,003,137
Class F, 4.5% 8/10/44 (f)	7,897,000	3,697,822
Series 2012-GC6:
Class C, 5.8393% 1/10/45 (d)(f)	3,560,000	2,638,923
Class D, 5.8393% 1/10/45 (d)(f)	6,590,000	4,002,529
Class E, 5% 1/10/45 (d)(f)	7,432,000	3,778,528
Series 2012-GCJ7 Class D, 5.8887% 5/10/45 (d)(f)	10,078,000	8,452,881
Series 2012-GCJ9:
Class D, 4.8984% 11/10/45 (d)(f)	5,503,000	4,196,781
Class E, 4.8984% 11/10/45 (d)(f)	1,908,000	1,309,389
Series 2013-GC14 Class D, 4.9029% 8/10/46 (d)(f)	1,661,000	984,500
Series 2013-GC16:
Class D, 5.4877% 11/10/46 (d)(f)	3,708,000	2,998,020
Class F, 3.5% 11/10/46 (f)	7,221,000	4,666,477
Series 2016-GS3 Class D, 2.62% 10/10/49 (f)	3,360,000	2,162,926
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (f)	29,492,000	28,068,359
Series 2016-RENT Class F, 4.2022% 2/10/29 (d)(f)	19,971,000	18,904,738
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (d)(f)	8,440,000	6,245,067
Series 2016-SFP Class F, 6.1552% 11/5/35 (f)	10,093,000	7,868,718
IMT Trust Series 2017-APTS:
Class EFX, 3.6132% 6/15/34 (d)(f)	9,213,000	7,797,334
Class FFL, 1 month U.S. LIBOR + 2.850% 3.664% 6/15/34 (d)(e)(f)	3,532,751	2,826,799
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (f)	2,896,000	2,680,416
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 3.0008% 7/17/37 (d)(e)(f)	924,535	797,938
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 2.9508% 1/17/38 (d)(e)(f)	7,410,000	6,294,277
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 2.414% 6/15/32 (d)(e)(f)	5,050,438	4,460,713
Class E, 1 month U.S. LIBOR + 3.000% 3.814% 6/15/35 (d)(e)(f)	1,398,130	1,111,003
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (f)	8,640,000	7,406,148
Series 2014-C26 Class D, 4.0226% 1/15/48 (d)(f)	3,398,000	2,370,700
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5746% 12/15/49 (d)(f)	10,126,000	6,097,200
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.2177% 12/15/49 (d)(f)	4,388,000	2,344,344
Series 2018-C8 Class D, 3.4023% 6/15/51 (d)(f)	1,698,000	982,607
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.303% 6/15/45 (d)	4,479,000	4,195,704
Class E, 5.303% 6/15/45 (d)(f)	5,892,000	4,421,765
Class F, 4% 6/15/45 (f)	8,192,000	4,898,068
Class G 4% 6/15/45 (f)	4,044,000	2,172,861
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.8529% 2/15/46 (d)(f)	13,774,000	5,735,405
Class G, 4.409% 2/15/46 (d)(f)	4,671,000	1,164,591
Class H, 4.409% 2/15/46 (d)(f)	7,077,000	1,059,449
Series 2011-C4 Class F, 3.873% 7/15/46 (f)	1,400,000	1,232,279
Series 2013-LC11:
Class D, 4.3064% 4/15/46 (d)	7,722,000	5,710,685
Class E, 3.25% 4/15/46 (d)(f)	472,000	310,211
Class F, 3.25% 4/15/46 (d)(f)	2,518,000	1,018,416
Series 2014-DSTY Class E, 3.9314% 6/10/27 (d)(f)(h)	8,161,000	1,503,488
Series 2018-AON Class F, 4.767% 7/5/31 (d)(f)	5,039,000	4,458,147
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.7607% 11/15/45 (d)(f)	2,000,000	1,694,722
Series 2012-C6, Class F, 4.7607% 11/15/45 (d)(f)	2,500,000	1,912,323
Series 2013-C12 Class D, 4.9244% 10/15/46 (d)(f)	7,164,000	5,287,701
Series 2013-C13:
Class D, 5.0681% 11/15/46 (d)(f)	5,218,000	4,142,247
Class E, 5.0681% 11/15/46 (d)(f)	3,341,000	2,468,463
Series 2013-C7:
Class D, 4.3758% 2/15/46 (d)(f)	4,024,000	2,786,857
Class E, 4.3758% 2/15/46 (d)(f)	989,000	611,002
Series 2013-C9:
Class C, 4.1701% 5/15/46 (d)	3,302,000	2,954,431
Class D, 4.2581% 5/15/46 (d)(f)	5,137,000	3,901,118
Series 2016-C30 Class D, 3% 9/15/49 (f)	5,347,000	3,174,852
Series 2016-C31 Class D, 3% 11/15/49 (d)(f)	1,483,000	911,839
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class F, 1 month U.S. LIBOR + 2.600% 3.414% 3/15/34 (d)(e)(f)	3,955,000	3,083,573
Class G, 1 month U.S. LIBOR + 3.150% 3.964% 3/15/34 (d)(e)(f)	5,946,000	4,620,563
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)	138,700	141,391
Series 2011-C2:
Class D, 5.6608% 6/15/44 (d)(f)	5,387,000	3,424,899
Class E, 5.6608% 6/15/44 (d)(f)	2,470,000	1,436,465
Class F, 5.6608% 6/15/44 (d)(f)	4,440,000	2,305,230
Class XB, 0.3869% 6/15/44 (d)(f)(g)	55,708,619	451,724
Series 2011-C3:
Class D, 5.4192% 7/15/49 (d)(f)	7,317,000	5,793,225
Class E, 5.4192% 7/15/49 (d)(f)	3,456,000	2,467,504
Class F, 5.4192% 7/15/49 (d)(f)	5,624,050	3,620,524
Class G, 5.4192% 7/15/49 (d)(f)	5,049,500	3,011,285
Series 2012-C4 Class D, 5.5997% 3/15/45 (d)(f)	6,310,000	5,736,831
Series 2015-MS1 Class D, 4.1655% 5/15/48 (d)(f)	10,833,000	7,513,997
Series 2015-UBS8 Class D, 3.18% 12/15/48 (f)	4,957,000	3,149,322
Series 2016-BNK2 Class C, 3% 11/15/49 (f)	2,966,000	1,739,631
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.7405% 8/15/24 (d)(e)(f)	5,179,915	3,986,218
Series 2017-MTL6 Class C, 1 month U.S. LIBOR + 1.400% 2.214% 8/15/34 (d)(e)(f)	8,477,059	7,328,834
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.064% 8/15/34 (d)(e)(f)	10,881,193	7,093,020
MRCD Series 2019-PARK Class G, 2.7175% 12/15/36 (f)	2,000,000	1,644,613
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.964% 10/15/37 (d)(e)(f)	5,061,000	4,302,375
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (f)	10,833,250	10,557,613
Class E, 6.8087% 11/15/34 (f)	9,551,450	9,015,606
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(f)	1,500,000	917,601
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 3.455% 6/15/35 (d)(e)(f)	1,743,000	1,403,596
Class WAN2, 1 month U.S. LIBOR + 3.750% 4.455% 6/15/35 (d)(e)(f)	651,000	524,217
Series 2019-1776 Class F, 4.2988% 10/15/36 (f)	3,454,000	3,052,295
Series 2020-2PAC Class AMZ3, 3.6167% 1/15/37 (d)(f)	2,502,675	1,958,755
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (f)	1,000,000	831,657
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	3,802,381	4,415,723
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 3.3873% 3/25/34 (d)(e)(f)	3,401,000	2,505,408
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/37 (d)(f)	5,000,000	3,893,890
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7548% 5/10/45 (d)(f)	2,296,000	1,659,245
Class E, 5% 5/10/45 (d)(f)	6,268,000	3,181,427
Class F, 5% 5/10/45 (d)(f)	2,221,350	550,616
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (d)(f)	2,143,000	1,796,882
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.2521% 1/10/45 (d)(f)	2,966,000	2,800,535
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 3.524% 1/15/35 (d)(e)(f)	3,250,000	2,771,821
Series 2012-LC5:
Class D, 4.9181% 10/15/45 (d)(f)	12,819,000	10,927,242
Class E, 4.9181% 10/15/45 (d)(f)	8,347,000	6,722,332
Class F, 4.9181% 10/15/45 (d)(f)	2,000,000	1,526,937
Series 2016-BNK1 Class D, 3% 8/15/49 (f)	6,979,000	4,169,491
Series 2016-C35 Class D, 3.142% 7/15/48 (f)	18,335,000	8,689,567
Series 2016-NXS6 Class D, 3.059% 11/15/49 (f)	5,037,000	3,002,727
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44	3,955,000	2,284,408
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	4,845,000	4,607,785
Class D, 5.8523% 3/15/44 (d)(f)	1,000,000	619,129
Class E, 5% 3/15/44 (f)	2,966,000	639,161
Series 2011-C5:
Class E, 5.8446% 11/15/44 (d)(f)	5,097,000	3,759,079
Class F, 5.25% 11/15/44 (d)(f)	3,500,000	2,376,259
Class G, 5.25% 11/15/44 (d)(f)	2,000,000	1,229,965
Series 2012-C7:
Class D, 4.9666% 6/15/45 (d)(f)	2,380,000	1,789,368
Class F, 4.5% 6/15/45 (f)	2,000,000	894,614
Series 2012-C8 Class E, 5.0473% 8/15/45 (d)(f)	2,889,500	2,382,506
Series 2013-C11:
Class D, 4.3989% 3/15/45 (d)(f)	5,765,000	4,567,781
Class E, 4.3989% 3/15/45 (d)(f)	4,727,000	3,292,782
Series 2013-C13 Class D, 4.2767% 5/15/45 (d)(f)	3,955,000	3,293,517
Series 2013-C16 Class D, 5.2007% 9/15/46 (d)(f)	3,686,000	3,120,505
Series 2013-UBS1 Class D, 4.8955% 3/15/46 (d)(f)	4,538,000	3,613,335
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(f)	6,725,000	5,041,170
Class PR2, 3.6332% 6/5/35 (d)(f)	2,541,000	1,861,315
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $819,593,163)		662,261,889

Bank Loan Obligations - 5.9%
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 4/17/25 (e)(i)(j)	2,640,000	2,669,700
Hotels, Restaurants & Leisure - 0.9%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.1536% 12/22/24 (d)(e)(j)	7,957,726	6,697,780
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3633% 6/10/22 (d)(e)(j)	6,166,794	5,193,612
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.1536% 8/31/25 (d)(e)(j)	4,014,526	3,598,019
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (d)(e)(j)	25,752,893	20,634,506
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 5/31/25 (d)(e)(j)	6,231,134	5,613,193
		41,737,110

TOTAL CONSUMER DISCRETIONARY		44,406,810

ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (d)(e)(j)	5,898,694	4,763,195
Oil, Gas & Consumable Fuels - 0.7%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.2001% 12/19/20 (d)(e)(j)	30,810,674	28,438,252
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/2/25 (d)(e)(j)	3,939,122	3,696,748
		32,135,000

TOTAL ENERGY		36,898,195

FINANCIALS - 0.6%
Capital Markets - 0.1%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6158% 9/30/24 (d)(e)(j)	5,103,950	4,674,350
Diversified Financial Services - 0.3%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (d)(h)(j)	12,171,000	11,870,376
Mortgage Real Estate Investment Trusts - 0.1%
Blackstone Mortgage Trust, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 4/23/26 (d)(e)(j)	6,824,140	6,244,088
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7% 5/15/22 (d)(e)(j)	6,661,920	5,140,804

TOTAL FINANCIALS		27,929,618

INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.4%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (d)(e)(j)	19,996,370	19,276,501
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (d)(e)(j)	8,714,449	8,229,752
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.1%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (d)(e)(j)	11,785,813	10,960,806
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 2.1873% 2/6/22 (d)(e)(h)(j)	23,975,000	21,877,188
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.6379% 6/28/23 (d)(e)(j)	13,038,214	12,060,348
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (d)(e)(j)	10,206,506	9,002,138
		53,900,480
Real Estate Management & Development - 1.1%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (d)(e)(h)(j)	9,500,000	8,740,000
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 8/21/25 (d)(e)(j)	21,433,778	19,705,787
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (d)(e)(j)	16,797,750	13,196,816
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (d)(e)(j)	947,420	744,321
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.2429% 2/8/25 (d)(e)(j)	3,929,648	3,278,191
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.4174% 12/22/24 (d)(e)(j)	8,235,000	7,619,434
		53,284,549

TOTAL REAL ESTATE		107,185,029

UTILITIES - 0.8%
Electric Utilities - 0.7%
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8177% 11/1/26 (d)(e)(j)	10,912,412	10,271,308
Green Energy Partners/Stonewall LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.9501% 11/13/21 (d)(e)(j)	10,903,170	9,104,147
Tranche B 2LN, term loan 3 month U.S. LIBOR + 5.500% 6.9501% 11/13/21 (d)(e)(j)	1,925,316	1,607,639
Lonestar II Generation Holding:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.9894% 4/10/26 (d)(e)(j)	10,533,153	9,901,163
Tranche C 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.7601% 4/10/26 (d)(e)(j)	1,273,530	1,197,118
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/21 (d)(e)(j)	1,288,564	1,051,790
		33,133,165
Independent Power and Renewable Electricity Producers - 0.1%
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (d)(e)(j)	5,811,776	5,317,775

TOTAL UTILITIES		38,450,940

TOTAL BANK LOAN OBLIGATIONS
(Cost $311,919,469)		282,376,845

Preferred Securities - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Partners LP 7.125% (d)	6,000,000	4,781,250
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (f)(h)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)(f)(h)	500,000	10,000

TOTAL FINANCIALS		10,122

TOTAL PREFERRED SECURITIES
(Cost $7,297,768)		4,791,372
	Shares	Value

Money Market Funds - 7.9%
Fidelity Cash Central Fund 0.16% (k)	359,867,133	359,975,093
Fidelity Securities Lending Cash Central Fund 0.11% (k)(l)	13,008,328	13,009,629
TOTAL MONEY MARKET FUNDS
(Cost $372,901,570)		372,984,722
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $5,512,733,510)		4,718,632,368
NET OTHER ASSETS (LIABILITIES) - 0.6%		27,352,860
NET ASSETS - 100%		$4,745,985,228

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Non-income producing

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,121,593,244 or 23.6% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Level 3 security

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,470,524
Fidelity Securities Lending Cash Central Fund	97,452
Total	$5,567,976

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dynex Capital, Inc.	$32,908,461	$1,751,423	$703,534	$2,838,144	$(673,988)	$(7,379,813)	$29,654,069
Dynex Capital, Inc. Series A, 8.50%	9,278,320	--	9,076,650	508,448	3,350	(205,020)	--
Dynex Capital, Inc. Series B, 7.625%	6,300,479	--	2,444,748	342,552	1,330	(198,847)	3,658,214
Dynex Capital, Inc. Series C 6.90%	--	8,155,627	--	86,113	--	(641,511)	7,514,116
Ellington Financial LLC	29,822,348	1,009,514	1,505,193	2,054,351	(2,563,889)	(10,676,203)	--
Great Ajax Corp.	21,946,669	1,512,804	561,415	1,004,104	(467,909)	(8,273,430)	14,471,267
Great Ajax Corp. 7.25%	9,285,423	--	109,609	488,423	9,615	(1,281,893)	7,903,536
Trinity Merger Corp. Class A	--	19,298,241	181,477	--	528	--	--
Total	$109,541,700	$31,727,609	$14,582,626	$7,322,135	$(3,690,963)	$(28,656,717)	$63,201,202

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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